                                SEI INDEX FUNDS

                               S&P 500 Index Fund

                       Supplement Dated January 11, 2002
              to the Class A Shares Prospectus Dated July 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Index Funds (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Barclays Global Fund Advisors ("BGFA"), as Sub-Adviser to the Trust's S&P 500 Index Fund (the "Fund"). BGFA was approved as a Sub-Adviser at the Meeting of the Board of Trustees held on December 10, 2001 (the "Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Fund's shareholders on November 18, 1998, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating BGFA, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and BGFA. SIMC recommended the selection of BGFA and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing BGFA, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by BGFA;
(2) the investment objective and policies of the Fund; (3) the history, reputation, qualification and background of BGFA's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to BGFA, including any benefits to be received by BGFA or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and BGFA relating to the Fund, BGFA makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. BGFA is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of BGFA as Sub-Adviser to the S&P 500 Index Fund, the "Investment Adviser and Sub-Advisers" Section of the Prospectus is amended by deleting the seventh paragraph on page 8 and inserting the following paragraph relating to BGFA:

Barclays Global Fund Advisors (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the S&P 500 Index Fund. As of September 30, 2001, BGFA had approximately $40.5 billion in assets under management.

BGFA is a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), a limited-purpose national bank. BGI is a majority-owned indirect subsidiary of Barclays Bank PLC, which in turn is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

Listed below are the names and principal occupations of the directors and principal executive officer of BGFA. The address of BGFA and the principal business address of such individuals, as it relates to their respective positions at BGFA, is 45 Fremont Street, San Francisco, California 94105.

NAME                                                   TITLE
-------------------------------------------------------------------------------
Patricia C. Dunn                     Director/Managing Director
-------------------------------------------------------------------------------
Garrett Bouton                       CEO, Director & Chairman
-------------------------------------------------------------------------------
Andrea Zulberti                      Director and Chief Administrative Officer
-------------------------------------------------------------------------------

SIMC will pay BGFA a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to BGFA.

                      ------------------------------------

At the Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate World Asset Management, LLC ("World") as a Sub-Adviser to the Fund. The Board determined to terminate World was based on an analysis of World's investment process and performance as presented to the Board by SIMC, the Fund's Adviser. This termination does not require shareholder approval.

                      ------------------------------------

The Prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                SEI INDEX FUNDS

                               S&P 500 Index Fund

                   Supplement Dated December 11, 2001 to the
                 Class E Shares Prospectus Dated July 31, 2001

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Index Funds (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the Trust, have appointed Barclays Global Fund Advisors ("BGFA"), as Sub-Adviser to the Trust's S&P 500 Index Fund (the "Fund"). BGFA was approved as a Sub-Adviser at the Meeting of the Board of Trustees held on December 10, 2001 (the "Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Fund's shareholders on November 18, 1998, and was authorized by an exemptive order issued to the Trust by the U.S. Securities and Exchange Commission on April 29, 1996.

In evaluating BGFA, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and BGFA. SIMC recommended the selection of BGFA and reviewed the considerations and the search process that led to its recommendation. The Trustees also considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing BGFA, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Fund by BGFA;
(2) the investment objective and policies of the Fund; (3) the history, reputation, qualification and background of BGFA's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to BGFA, including any benefits to be received by BGFA or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and BGFA relating to the Fund, BGFA makes investment decisions for the assets of the Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Fund's investment program with respect to these assets. BGFA is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Fund's investment objectives, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until December, 2003 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

In connection with the appointment of BGFA as Sub-Adviser to the S&P 500 Index Fund, the "Investment Adviser and Sub-Advisers" Section of the Prospectus is amended by deleting the seventh paragraph on page 5 and inserting the following paragraph relating to BGFA:

BARCLAYS GLOBAL FUND ADVISORS (BGFA), located at 45 Fremont Street, San Francisco, California 94105, serves as Sub-Adviser to the S&P 500 Index Fund. As of September 30, 2001, BGFA had approximately $40.5 billion in assets under management.

BGFA is a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), a limited-purpose national bank. BGI is a majority-owned indirect subsidiary of Barclays Bank PLC, which in turn is wholly-owned by Barclays PLC, a publicly listed holding company based in London, England.

Listed below are the names and principal occupations of the directors and principal executive officer of BGFA. The address of BGFA and the principal business address of such individuals, as it relates to their respective positions at BGFA, is 45 Fremont Street, San Francisco, California 94105.

NAME                                                   TITLE
-------------------------------------------------------------------------------
Patricia C. Dunn                     Director/Managing Director
-------------------------------------------------------------------------------
Garrett Bouton                       CEO, Director & Chairman
-------------------------------------------------------------------------------
Andrea Zulberti                      Director and Chief Administrative Officer
-------------------------------------------------------------------------------

SIMC will pay BGFA a fee based on a percentage of the average monthly market value of the assets of the Fund assigned to BGFA.

                      ------------------------------------

At the Meeting, the Board of Trustees of the Trust, including all of the Trustees who are not "interested persons" of the Trust, voted to terminate World Asset Management, LLC ("World") as a Sub-Adviser to the Fund. The Board determined to terminate World was based on an analysis of World's investment process and performance as presented to the Board by SIMC, the Fund's Adviser. This termination does not require shareholder approval.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE